67646 12/00

Prospectus Supplement
dated December 11, 2000 to:
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PUTNAM WORLDWIDE EQUITY FUND

Prospectus dated February 29, 2000

The Trustees of the fund have voted to change the fund's name to Putnam Global Aggressive Growth Fund effective December 8, 2000.